Provision for Income Tax (Details) - Schedule of components of the provision for income taxes - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
Federal
State
Deferred
Federal
State
Income tax expense	$ 129		$ 129